Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	$ 346,420	$ 329,373
Obligations of States and Political Subdivisions [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	14,264	13,373
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	346,420	329,373
Other assets	17,331	11,390
Total assets at fair value	363,751	340,763
Fair Value Measurements Recurring [Member] | Mortgage Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	171,069	175,182
Fair Value Measurements Recurring [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	30,520	4,732
Fair Value Measurements Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	14,264	13,373
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	346,420	329,373
Total assets at fair value	346,420	329,373
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	171,069	175,182
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	30,520	4,732
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	14,264	13,373
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other assets	17,331	11,390
Total assets at fair value	17,331	11,390
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	130,567	136,086
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	$ 130,567	$ 136,086